Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	TD SYNNEX CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31892
Entity Tax Identification Number	94-2703333
Entity Address, Address Line One	16202 Bay Vista Drive
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	727
Local Phone Number	539-7429
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SNX
Security Exchange Name	NYSE
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001177394
Amendment Flag	false